FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Measurement [Abstract]
Schedule of Fair Value of Financial Instruments

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands
As of June 30, 2021:
Trade and other payable	—	1,762	1,762
Warrants to purchase ordinary shares (level 1) (1)	1,395	—	1,395
Lease liabilities	—	371	371
	1,395	2,133	3,528
As of December 31, 2020:
Trade and other payable	—	1,494	1,494
Warrants to purchase ordinary shares (level 1) (1)	239	—	239
Warrants to purchase ordinary shares (level 3) (2)	1,193	—	1,193
Lease liabilities		432	432
	1,432	1,926	3,358

(1)	Tradable warrants presented above are valuated based on the market price (a level 1 valuation) as of June 30, 2021.
(2)
Warrants to purchase ordinary shares issued in December 2019 and February 2020 presented are valuated based on the Monte-Carlo pricing model (a level 3 valuation) as of June 30, 2020. As of June 30, 2021, all these warrants were exercised, see additional information in Note 61d.